Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 12, 2017
Variable Portfolio – Managed Risk U.S. Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,985	$ 14,273	$ 12,432	$ 14,974	$ 13,192	$ 11,981	$ 10,100	$ 10,470	$ 10,000
Variable Portfolio – Managed Risk U.S. Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 15,750	14,100	12,310	14,870	13,120	11,950	10,100	10,470	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 26,681	21,342	16,899	20,637	16,034	13,542	10,299	10,772	10,000
Blended Benchmark - 50% S&P 500 Index, 50% Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 17,280	15,339	13,272	15,662	13,884	12,215	10,189	10,386	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,707	$ 10,575	$ 10,021	$ 11,519	$ 11,700	$ 10,883	$ 10,010	$ 10,009	$ 10,000